MERIDIAN FUND, INC.®

Meridian Growth Fund®

Meridian Contrarian Fund

Meridian Equity Income Fund®

Meridian Small Cap Growth Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 31, 2017

to the Funds’ Summary Prospectuses, Statutory Prospectuses and Statement of Additional

Information dated October 31, 2016.

On March 31, 2017, the Funds’ adviser, Arrowpoint Asset Management, LLC, changed its name to “ArrowMark Colorado Holdings, LLC, d/b/a ArrowMark Partners.”

Effective March 31, 2017, all references to “Arrowpoint Asset Management, LLC” or “Arrowpoint” in the Funds’ Summary and Statutory Prospectuses and Statement of Additional Information are hereby deleted and replaced with “ArrowMark Partners” or “ArrowMark”, respectively.

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INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE